LEASE LlABlLlTlES	3 Months Ended
Mar. 31, 2026
Lease Llabllltles
LEASE LlABlLlTlES

11.	LEASE LlABlLlTlES

Lease liabilities are measured at the present value of lease payments using the Company’s incremental borrowing rate of 8% - 18% (2025 8% - 18%) on the date of the lease inception. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow over a similar term the funds necessary to obtain an asset of similar value in a similar economic environment.

The Company’s lease liabilities and their carrying amounts are detailed as follows:

	2026-03-31	2025-12-31
	$	$
Gross carrying amount

Opening balance	415,786	256,637
Additions	—	366,721
Lease payments	(74,389)	(257,623)
Lease interest	17,377	50,051
Effect of foreign exchange	5,899	—
Closing balance	364,673	415,786

Current	41,983	92,580
Non-current	322,690	323,206
Lease Liabilities	364,673	415,786